INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Benefit (provision) from income taxes	$ 3,875	$ 0	$ 3,875	$ (288)	$ 8,273	$ (1,445)	$ 0
Increase (decrease) in deferred tax liability	(4,000)		(4,000)
Income Taxes Paid			100
IPR&D intangible assets:
Income Taxes [Line Items]
Intangible assets	0		0		14,700	46,400
Vicinium | Europe | IPR&D intangible assets:
Income Taxes [Line Items]
Intangible assets	0		$ 0		$ 14,700	$ 14,700
Impairment of intangible assets	$ 14,700